SUPPLEMENT DATED MAY 1, 2023
to

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY, FUTURITY FOCUS II,
FUTURITY SELECT FOUR, AND FUTURITY ACCOLADE

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective at close of business on April 28, 2023, the following JP Morgan Insurance Trust (“JPMIT”) Portfolios were reorganized into a newly organized series of Lincoln Variable Insurance Products (“LVIP”):

Acquired Fund	Acquiring Fund
JPMIT Small Cap Core Portfolio	LVIP JPMorgan Small Cap Core Fund
JPMIT U.S. Equity Portfolio	LVIP JPMorgan U.S. Equity Fund

Also effective on this date the investment advisor has changed to Lincoln Financial Investments Corporation.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.